Significant accounting policies, judgements, estimates and assumptions - Impairment of property, plant and equipment, intangible assets, and goodwill (Details) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) usd_per_bbl	Dec. 31, 2018 USD ($) usd_per_mmBtu	Dec. 31, 2017 USD ($) usd_per_bbl	Dec. 31, 2017 USD ($) usd_per_mmBtu	Jan. 01, 2019 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used to determine recoverable costs, fair value less costs of disposal	6.00%	6.00%	6.00%	6.00%	6.00%
Discount rate used in current estimate of value in use	9.00%	9.00%	9.00%	9.00%	9.00%
Premium added to discount rate	2.00%	2.00%	2.00%	2.00%	2.00%
Long-term price assumptions used in current measurement of fair value less costs of disposal		75	4	75	4
Carrying amount of oil and gas properties	$ 135,261	$ 135,261	$ 135,261	$ 129,471	$ 129,471	$ 143,950
Goodwill	12,204	12,204	12,204	11,551	11,551
Oil and gas properties with headroom equal to or less than 20% of carrying value
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	22,000	22,000	22,000
Oil and gas properties
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	$ 99,010	99,010	99,010	92,728	92,728
Percentage of headroom (less than or equal to)	20.00%
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets and goodwill	$ 12,204	12,204	12,204	$ 11,551	$ 11,551		$ 11,194
Equity-accounted entities | Oil and gas properties with headroom equal to or less than 20% of carrying value
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying amount of oil and gas properties	$ 1,345	$ 1,345	$ 1,345